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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05845

                         VAN KAMPEN SENIOR LOAN FUND
               (Exact name of registrant as specified in charter)

              522 Fifth Avenue, New York, New York        10036
            (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 7/31

Date of reporting period: 07/1/08-6/30/09

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05845
Reporting Period: 07/01/2008 - 06/30/2009
Van Kampen Senior Loan Fund









========================= VAN KAMPEN SENIOR LOAN FUND ==========================


GENTEK INC.

Ticker:       GETI           Security ID:  37245X203
Meeting Date: MAY 14, 2009   Meeting Type: Annual
Record Date:  MAR 16, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Henry L. Druker          For       For          Management
2     Elect Director Kathleen R. Flaherty     For       For          Management
3     Elect Director John G. Johnson, Jr.     For       For          Management
4     Elect Director John F. McGovern         For       For          Management
5     Elect Director William E. Redmond, Jr.  For       For          Management
6     Elect Director Richard A. Rubin         For       For          Management
7     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

IDT CORP.

Ticker:       IDT.C          Security ID:  448947309
Meeting Date: DEC 17, 2008   Meeting Type: Annual
Record Date:  OCT 22, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Eric F. Cosentino        For       For          Management
2     Elect Director James A. Courter         For       For          Management
3     Elect Director Howard S. Jonas          For       For          Management
4     Elect Director James R. Mellor          For       Against      Management
5     Elect Director Judah Schorr             For       For          Management
6     Amend Omnibus Stock Plan                For       Against      Management
7     Amend Qualified Employee Stock Purchase For       For          Management
      Plan
8     Ratify Auditors                         For       For          Management

========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Van Kampen Senior Loan Fund


By (Signature and Title)*               /s/ Edward C. Wood III
                                        ----------------------------------------
                                        Edward C. Wood III
                                        President and Principal Executive
                                        Officer -- Office of the Funds

Date August 28, 2009

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*    Print the name and title of each signing officer under his or her signature.